Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee Lease Description [Line Items]
Lessee, operating lease acquisition, incremental cost	$ 0
Operating lease, weighted average remaining lease term	35 years
Maximum
Lessee Lease Description [Line Items]
Incremental borrowing rate to determine lease liabilities	6.00%
Minimum
Lessee Lease Description [Line Items]
Incremental borrowing rate to determine lease liabilities	4.50%